Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Summary of quarterly financial data
The following quarterly financial information reflects all normal recurring adjustments that are, in the opinion of management, necessary for a fair statement of the results of the interim periods. Earnings per share are computed independently for each of the quarters presented. Per share amounts may not sum due to rounding. Summarized quarterly operating data were as follows:

	2017 Quarters Ended
Per share amounts in whole dollars	December 31	September 30	June 30	March 31
Revenues	$951,189	$818,601	$1,017,108	$598,978
Operating costs and expenses	811,073	793,741	821,061	718,008
Operating income (loss)	$140,116	$24,860	$196,047	$(119,030)

Income (loss) from continuing operations	$171,631	$(67,180)	$83,154	$(166,767)
Income (loss) from discontinued operations, net of tax	28,879	(36,309)	33,943	46,413
Net (income) loss attributable to noncontrolling interests	(4,664)	5,531	(712)	(2,454)
Net income (loss) attributable to Laureate Education, Inc.	195,846	(97,958)	116,385	(122,808)
Accretion of Series A convertible redeemable preferred stock and other redeemable noncontrolling interests and equity	(106,347)	(84,059)	(69,211)	(38,875)
Net income (loss) available to common stockholders	$89,499	$(182,017)	$47,174	$(161,683)

Basic earnings (loss) per share:
Income (loss) from continuing operations	$0.34	$(0.82)	$0.09	$(1.34)
Income (loss) from discontinued operations	0.14	(0.20)	0.19	0.29
Basic earnings (loss) per share	$0.48	$(1.02)	$0.28	$(1.05)
Diluted earnings (loss) per share:
Income (loss) from continuing operations	$0.34	$(0.82)	$0.09	$(1.34)
Income (loss) from discontinued operations	0.14	(0.20)	0.19	0.29
Diluted earnings (loss) per share	$0.48	$(1.02)	$0.28	$(1.05)

	2016 Quarters Ended
Per share amounts in whole dollars	December 31	September 30	June 30	March 31
Revenues	$894,416	$770,833	$978,493	$658,122
Operating costs and expenses	768,513	715,957	805,850	720,867
Operating income (loss)	$125,903	$54,876	$172,643	$(62,745)

Income (loss) from continuing operations	$23,634	$120,198	$325,541	$(136,633)
Income (loss) from discontinued operations, net of tax	14,829	(39,268)	23,698	34,187
Net loss (income) attributable to noncontrolling interests	2,844	5,387	(1,849)	(721)
Net income (loss) attributable to Laureate Education, Inc.	$41,307	$86,317	$347,390	$(103,167)

Basic earnings (loss) per share:
Income (loss) from continuing operations	$0.13	$0.94	$2.43	$(1.02)
Income (loss) from discontinued operations	0.14	(0.28)	0.17	0.26
Basic earnings (loss) per share	$0.27	$0.66	$2.60	$(0.76)
Diluted earnings (loss) per share:
Income (loss) from continuing operations	$0.13	$0.94	$2.42	$(1.02)
Income (loss) from discontinued operations	0.14	(0.28)	0.17	0.26
Diluted earnings (loss) per share	$0.27	$0.66	$2.59	$(0.76)